Document and Entity Information	Dec. 07, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001347178
Document Type	8-K/A
Document Period End Date	Dec. 07, 2023
Entity Registrant Name	VANDA PHARMACEUTICALS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34186
Entity Tax Identification Number	03-0491827
Entity Address, Address Line One	2200 Pennsylvania Avenue NW
Entity Address, Address Line Two	Suite 300E
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	(202)
Local Phone Number	734-3400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VNDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Vanda Pharmaceuticals Inc. (“Vanda”), filed on December 7, 2023 (the “Original Report”), in which Vanda reported the acquisition from Actelion Pharmaceuticals Ltd., a Johnson & Johnson Company (“Janssen”), of the U.S. and Canadian rights for PONVORY® (ponesimod) (the “Acquired Business”), pursuant to the terms of that certain Asset Purchase Agreement, dated as of December 7, 2023 by and between Vanda and Janssen. This Amendment No. 1 is being filed by Vanda to amend the Original Report solely to provide the financial statement and financial information required by Item 9.01 of Form 8-K that were not filed with the Original Report.